August 28, 2019

CRAWFORD DIVIDEND OPPORTUNITY FUND (the “Fund”)

Supplement to the Prospectus and Statement of Additional Information dated April 30, 2019

Effective September 1, 2019, the “Fees and Expenses of the Fund” section on page 1 of the Fund’s prospectus is modified as indicated below:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class C
Maximum Deferred Sales Charge (Load)	NONE	1.00%[1]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class C
Management Fees[2]	0.99%	0.99%
Distribution and Shareholder Service (12b-1) Fees	NONE	1.00%
Other Expenses	0.20%	0.20%
Total Annual Fund Operating Expenses[2]	1.19%	2.19%
Fee Waiver/Expense Reimbursement[3]	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	0.99%	1.99%

1	This charge is eliminated after one year. The charge is based on the original purchase price or redemption proceeds, whichever is lower.
2	The Management Fee and Total Annual Operating Expenses have been restated to reflect the current management fee of 0.99%.
3	The Fund’s Adviser has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% through April 30, 2020. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$ 101	$ 358	$ 635	$ 1,425
Class C	$ 302	$ 666	$ 1,156	$ 2,508
Class C (no redemption)	$ 202	$ 666	$ 1,156	$ 2,508

In addition, the second paragraph of the “Additional Information About Management of the Fund” section on page 16 of the prospectus is deleted and replaced with the following:

For its advisory services, the Adviser is entitled to receive a fee at the annual rate of 0.99% of the average daily net assets of the Fund. The Adviser contractually has agreed to waive its fee and, to the extent necessary, reimburse certain Fund operating expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% of the average daily net assets of the Fund. The contractual agreement is in place through April 30, 2020. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. During the Fund’s fiscal year ended December 31, 2018, the Fund paid the Adviser a management fee equal to 0.85% of the Fund’s average daily assets, after fee waivers and expense reimbursements.

Also, the second paragraph of the “Investment Adviser” section on page 15 of the Statement of Additional Information is deleted and replaced with the following:

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. The Adviser contractually has agreed to waive its fee and, to the extent necessary, reimburse certain Fund operating expenses, so that the Fund’s total annual expenses, portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% of the average daily net assets of the Fund. The contractual agreement is in place through April 30, 2020. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

You should read this supplement in conjunction with the Fund’s Prospectus dated April 30, 2019, and retain it for future reference.